PROPERTY, PLANT AND EQUIPMENT - Sensitivity (Details) - USD ($) $ in Millions	4 Months Ended	12 Months Ended
	Aug. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Changes in Property Plant And Equipment [Line Items]
Change in fair value	$ 42	$ 2,413	$ 5,722
25 bps increase | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value		(1,370)	(1,210)
25 bps increase | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value		(250)	(240)
25 bps decrease | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value		1,440	1,280
25 bps decrease | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value		260	260
Impact Of 5% Increase | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value		1,410	1,500
Impact Of 5% Decrease | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value		(1,410)	(1,500)
North America | 25 bps increase | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value		(1,030)	(930)
North America | 25 bps increase | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value		(210)	(210)
North America | 25 bps decrease | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value		1,060	990
North America | 25 bps decrease | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value		220	230
North America | Impact Of 5% Increase | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value		920	940
North America | Impact Of 5% Decrease | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value		(920)	(940)
Colombia | 25 bps increase | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value		(190)	(180)
Colombia | 25 bps increase | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value		(40)	(30)
Colombia | 25 bps decrease | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value		250	190
Colombia | 25 bps decrease | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value		40	30
Colombia | Impact Of 5% Increase | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value		400	440
Colombia | Impact Of 5% Decrease | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value		(400)	(440)
Brazil | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value		0	0
Brazil | 25 bps increase | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value		(90)	(80)
Brazil | 25 bps decrease | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value		70	80
Brazil | Impact Of 5% Increase | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value		80	100
Brazil | Impact Of 5% Decrease | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value		(80)	(100)
Europe | 25 bps increase | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value		(60)	(20)
Europe | 25 bps increase | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value		0	0
Europe | 25 bps decrease | Discount rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value		60	20
Europe | 25 bps decrease | Terminal capitalization rate
Changes in Property Plant And Equipment [Line Items]
Change in fair value		0	0
Europe | Impact Of 5% Increase | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value		10	20
Europe | Impact Of 5% Decrease | Future electricity prices
Changes in Property Plant And Equipment [Line Items]
Change in fair value		$ (10)	$ (20)
Concession asset | Brazil
Changes in Property Plant And Equipment [Line Items]
One time lease renewal term		30 years
Estimated service lives		0 years	0 years